Investments - Summary of companies using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2015
Investment [Line Items]
Total assets	€ 1,459,271	€ 1,444,305	€ 1,339,125	€ 1,443,069
Total liabilities	(1,351,910)	(1,337,472)	(1,236,426)	€ (1,337,707)
Goodwill	25,466	25,769	26,724		€ 26,960
Total profit	9,315	8,207	7,486
Group's share of profit	737	704	444
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	74,765	63,093	55,791
Total liabilities	(58,153)	(51,242)	(45,623)
Net assets	16,612	11,851	10,168
Total revenue	12,174	12,536	11,766
Total profit	1,867	1,699	984
Equity Investments
Investment [Line Items]
Net assets	7,588	6,184	4,836
Net assets excluding goodwill	6,157	4,194	3,381
Goodwill	1,431	1,990	1,455
Wizink Bank, S.A.
Investment [Line Items]
Goodwill		553
Zurich Santander Insurance America S.L.
Investment [Line Items]
Goodwill	526	526	526
Group's share of profit	194	241	223
Allianz Popular, S.L.
Investment [Line Items]
Goodwill	347	347
Group's share of profit	45	15
Allianz Popular, S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	3,238
Total liabilities	(3,028)
Total revenue	113
Total profit	113
Santander Insurance
Investment [Line Items]
Goodwill	205	€ 205	€ 205
Santander Insurance | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	2,276
Total liabilities	(1,899)
Total revenue	822
Total profit	€ 77